CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012	$ 100,757	$ 150	$ 109,446	$ (8,839)
Balance (in shares) at Dec. 31, 2012		15,008
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued in a private transaction, net of offering cost (in shares)		14,388
Stock issued in a private transaction, net of offering cost	199,170	144	199,026
Bankruptcy claim settlements (in shares)		209
Bankruptcy claim settlements	2,605	2	2,603
Exercise of common stock warrants (in shares)		184
Exercise of common stock warrants		2	3,739
Value of warrants reclassified to equity	3,741
Share-based compensation (in shares)		362
Share-based compensation	1,164	3	1,161
Other comprehensive loss	0
Net loss	(79,173)		0	(79,173)
Balance at Dec. 31, 2013	228,264	301	315,975	(88,012)
Balance (in shares) at Dec. 31, 2013		30,151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse stock split	0	1	(1)
Stock issued in a private transaction, net of offering cost (in shares)		6,525
Stock issued in a private transaction, net of offering cost	103,949	65	103,884
Bankruptcy claim settlements (in shares)		146
Bankruptcy claim settlements	2,677	1	2,676
Exercise of common stock warrants (in shares)		51
Exercise of common stock warrants			785
Value of warrants reclassified to equity	786
Share-based compensation (in shares)		196
Share-based compensation	3,970	2	3,968
Other comprehensive loss	(446)				(446)
Net loss	(47,041)
Balance at Dec. 31, 2014	$ 292,159	$ 371	$ 427,287	$ (135,053)	$ (446)
Balance (in shares) at Dec. 31, 2014		37,069